Profit appropriation and restricted net assets - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 27,758	$ 21,298
Time deposits	1,430	2,091
Prepaid expenses and other current assets	10,906	6,394
Total current assets	40,094	29,783
Non-current assets
Other non-current assets	460	348
Current liabilities
Accrued expenses and other current liabilities	6,644	6,189
Tax payables	1,100	1,060
Total current liabilities	56,903	39,130
Non-current liabilities
Total non-current liabilities	1,751	217
Total liabilities	58,654	39,347
Shareholders' deficit:
Additional paid-in capital	339,249	338,316
Surplus reserves	1	1
Accumulated other comprehensive loss	(685)	(326)
Accumulated deficit	(353,600)	(346,365)
Total shareholders' deficit	(15,000)	(8,340)
Noncontrolling interest	288	149
Total deficit	(14,712)	(8,191)	$ 6,577	$ (113,428)
Total liabilities and shareholders' deficit	43,942	31,156
Class A ordinary shares
Shareholders' deficit:
Ordinary shares	25	24
Class B ordinary shares
Shareholders' deficit:
Ordinary shares	10	10
Condensed
Current assets
Cash and cash equivalents	1,545	3,605
Time deposits		1,000
Prepaid expenses and other current assets	86	67
Amounts due from related parties	$ 70	$ 71
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current assets	$ 1,701	$ 4,743
Non-current assets
Amounts due from inter-company entities	16,425	14,553
Other non-current assets	69	69
Total non-current assets	16,494	14,622
Total assets	18,195	19,365
Current liabilities
Accrued expenses and other current liabilities	243	338
Tax payables		135
Total current liabilities	243	473
Non-current liabilities
Amounts due to inter-company entities	5,786	5,776
Deficits of investments in subsidiaries	26,878	21,307
Total non-current liabilities	32,664	27,083
Total liabilities	32,907	27,556
Shareholders' deficit:
Additional paid-in capital	339,249	338,316
Surplus reserves	1	1
Accumulated other comprehensive loss	(685)	(326)
Accumulated deficit	(353,600)	(346,365)
Total shareholders' deficit	(15,000)	(8,340)
Noncontrolling interest	288	149
Total deficit	(14,712)	(8,191)
Total liabilities and shareholders' deficit	18,195	19,365
Condensed | Class A ordinary shares
Shareholders' deficit:
Ordinary shares	25	24
Condensed | Class B ordinary shares
Shareholders' deficit:
Ordinary shares	$ 10	$ 10